Amounts Receivable and Other Assets (Tables)	12 Months Ended
Mar. 31, 2024
Amounts Receivable and Other Assets
Schedule Of Amounts Receivable And Other Assets
	March 31, 2024	March 31, 2023
	($)	($)
Sales tax refundable	158,223	199,184
Prepaid	57,901	19,167
	216,124	218,351